UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Constrained Capital ESG Orphans ETF
Ticker: ORFN

Semi-Annual Report

September 30, 2022

Constrained Capital ESG Orphans ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Constrained Capital ESG Orphans ETF

PORTFOLIO ALLOCATION at September 30, 2022 (Unaudited)

Sector	% of Net Assets
Energy	27.6%
Utilities	24.6
Consumer, Non-cyclical	23.2
Industrial	21.5
Consumer, Cyclical	2.6
Cash & Cash Equivalents(1)	0.5
Total	100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

Constrained Capital ESG Orphans ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

	Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 20.6%
The Boeing Co.(1)	461	$55,818
Curtiss-Wright Corp.	30	4,175
General Dynamics Corp.	192	40,737
L3Harris Technologies, Inc.	152	31,590
Lockheed Martin Corp.	211	81,507
Northrop Grumman Corp.	110	51,735
Raytheon Technologies Corp.	1,179	96,513
Spirit AeroSystems Holdings, Inc.	80	1,753
		363,828
Agriculture – 12.7%
Altria Group, Inc.	1,476	59,601
British American Tobacco PLC	1,767	62,729
Philip Morris International, Inc.	1,232	102,268
		224,598
Beverages – 10.4%
Anheuser-Busch InBev SA/NV	1,338	60,424
Brown-Forman Corp. - Class B	237	15,777
Constellation Brands, Inc. - Class A	120	27,562
Diageo PLC	431	73,188
Molson Coors Brewing Co. - Class B	144	6,910
		183,861
Electric – 24.6%
American Electric Power Co., Inc.	349	30,171
Consolidated Edison, Inc.	244	20,925
Dominion Energy, Inc.	559	38,632
Duke Energy Corp.	533	49,580
Eversource Energy	236	18,399
Exelon Corp.	669	25,061
NextEra Energy, Inc.	1,349	105,775
Public Service Enterprise Group, Inc.	347	19,512
Sempra Energy	218	32,687
The Southern Co.	733	49,844
WEC Energy Group, Inc.	218	19,496
Xcel Energy, Inc.	375	24,000
		434,082
Entertainment – 1.0%
Caesars Entertainment, Inc.(1)	160	5,162
Churchill Downs, Inc.	27	4,972
Light & Wonder, Inc.(1)	71	3,044
Penn National Gaming, Inc.(1)	128	3,521
		16,699

	Shares	Value
Common Stocks – 99.5% (Continued)
Lodging – 1.7%
Boyd Gaming Corp.	60	$2,859
Las Vegas Sands Corp.(1)	359	13,470
MGM Resorts International	280	8,322
Wynn Resorts Ltd.(1)	80	5,042
		29,693
Miscellaneous Manufacturers – 0.9%
Axon Enterprise, Inc.(1)	52	6,019
Textron, Inc.	168	9,788
		15,807
Oil & Gas – 27.6%(3)
Chevron Corp.	794	114,074
ConocoPhillips	537	54,957
Devon Energy Corp.	277	16,656
Diamondback Energy, Inc.	75	9,034
EOG Resources, Inc.	246	27,486
Exxon Mobil Corp.	1,739	151,832
Hess Corp.	119	12,970
Marathon Petroleum Corp.	228	22,647
Occidental Petroleum Corp.	361	22,183
Phillips 66	198	15,983
Pioneer Natural Resources Co.	99	21,436
Valero Energy Corp.	168	17,951
		487,209
Total Common Stocks
(Cost $1,957,630)		1,755,777
Short-Term Investments – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund, Class X, 2.775%(2)	3,243	3,243
Total Short-Term Investments
(Cost $3,243)		3,243
Total Investments in Securities – 99.7%
(Cost $1,960,873)		1,759,020
Other Assets in Excess of Liabilities – 0.3%		5,094
Total Net Assets – 100.0%		$1,764,114

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of September 30, 2022.

(3)The Fund tracks the ESG Orphans Index (the “Index”). To the extent the Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index. Please reference the prospectus for additional information.

Constrained Capital ESG Orphans ETF

The accompanying notes are an integral part of these financial statements.	3

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2022 (Unaudited)

Assets:
Investments in securities, at value (Note 2)	$1,759,020
Receivables:
Dividends and interest	6,282
Total assets	1,765,302

Liabilities:
Payables:
Management fees (Note 4)	1,188
Total liabilities	1,188
Net Assets	$1,764,114

Components of Net Assets:
Paid-in capital	$1,942,312
Total distributable (accumulated) earnings (losses)	(178,198)
Net assets	$1,764,114

Net Asset Value (unlimited shares authorized):
Net assets	$1,764,114
Shares of beneficial interest issued and outstanding	100,000
Net asset value	$17.64

Cost of investments	$1,960,873

Constrained Capital ESG Orphans ETF

4	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended September 30, 2022 (Unaudited)(1)

Investment Income:
Dividend income	$19,367
Interest income	16
Total investment income	19,383

Expenses:
Management fees (Note 4)	3,340
Total expenses	3,340
Net investment income (loss)	16,043

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	20,202
Change in net unrealized appreciation/depreciation on investments	(201,853)
Net realized and unrealized gain (loss) on investments	(181,651)
Net increase (decrease) in net assets resulting from operations	$(165,608)

(1)The Fund commenced operations on May 17, 2022. The information presented is from May 17, 2022 to September 30, 2022.

Constrained Capital ESG Orphans ETF

The accompanying notes are an integral part of these financial statements.	5

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2022(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$16,043
Net realized gain (loss) on investments	20,202
Change in net unrealized appreciation/depreciation on investments	(201,853)
Net increase (decrease) in net assets resulting from operations	(165,608)

Distributions to Shareholders:
Net distributions to shareholders	(12,590)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	1,942,312
Total increase (decrease) in net assets	1,764,114

Net Assets:
Beginning of period	—
End of period	$1,764,114

(1)The Fund commenced operations on May 17, 2022. The information presented is from May 17, 2022 to September 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended September 30, 2022(1) (Unaudited)
	Shares	Value
Shares sold	125,000	$2,454,987
Shares redeemed	(25,000)	(512,675)
Net increase (decrease)	100,000	$1,942,312

Constrained Capital ESG Orphans ETF

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended September 30, 2022(1) (Unaudited)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.26
Net realized and unrealized gain (loss) on investments	(2.47)
Total from investment operations	(2.21)

Less Distributions:
From net investment income	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$17.64
Total return(3)(4)	(11.08)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.8
Portfolio turnover rate(3)(5)	1%
Ratio of expenses to average net assets(6)	0.75%
Ratio of net investment income (loss) to average net assets(6)	3.60%

(1)The Fund commenced operations on May 17, 2022. The information presented is from May 17, 2022 to September 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

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Constrained Capital ESG Orphans ETF

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Constrained Capital ESG Orphans ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on May 17, 2022.

The investment objective of the Fund is to seek to provide investment results that, before fees and expense, track the ESG Orphans Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Constrained Capital ESG Orphans ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock(1)	$1,755,777	—	—	$1,755,777
Short-Term Investments	3,243	—	—	3,243
Total Investments in Securities	$1,759,020	$—	$—	$1,759,020

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended March 31) plus undistributed amounts, if any, from prior years.

As of September 30, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

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Constrained Capital ESG Orphans ETF

be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

B.General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

C.Orphaned Sectors Companies Risks.

•Alcohol Companies Risk. Alcohol companies are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace.

•Gambling Companies Risk. Companies in the betting and gaming industry include those engaged in casino operations, racetrack operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. The betting and gaming industry is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of betting in other jurisdictions (both regulated and unregulated) could increase competition with existing betting and gaming companies, which could have an adverse impact on their financial condition, operations and cash flows. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Companies operating in the betting and gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm companies in which the Fund may invest.

•Tobacco Companies Risk. Tobacco companies are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Tobacco companies in particular may be adversely affected by the adoption of proposed legislation and/or by litigation.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

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Constrained Capital ESG Orphans ETF

•Fossil Fuel Companies Risk. The profitability of fossil fuel companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of fossil fuels, the earnings of fossil fuels companies, and the value of such companies’ securities can be extremely volatile. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities. Shortterm oil prices are largely driven by worldwide economic growth. In addition, if the transition to alternative energy sources accelerates in the near future fossil fuel companies may be adversely affected.

•Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear energy companies.

•Weapons Companies Risk. Weapons manufacturers rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation. Weapons companies may be adversely affected by the adoption of proposed legislation and/or by litigation.

D.Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

E.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

F.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines.

•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. Also, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for shares, in turn, could lead to wider bid/ask spreads and differences between the market price of shares and the underlying value of those shares.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

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Constrained Capital ESG Orphans ETF

G.Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. Additionally, the Index is new, so investors do not have the benefit of a long track record to assess the potential risks associated with the Index over various market periods.

H.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

I.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

J.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

K.Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

L.Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

M.Underlying Index Risks. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

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Constrained Capital ESG Orphans ETF

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended September 30, 2022 are disclosed in the Statement of Operations.

The Adviser has entered into an agreement with Constrained Capital LLC (“Constrained Capital”) under which Constrained Capital assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although Constrained Capital has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. Constrained Capital will also provide marketing support for the Fund, including hosting the Fund’s website and preparing marketing materials related to the Fund. For these services and payments, Constrained Capital is entitled to a fee, to be paid by the Adviser, based on the total management fee earned by the Adviser with respect to the Fund under the Advisory Agreement less the Unitary Expenses. Constrained Capital does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $16,031 and $35,280, respectively.

For the period ended September 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended September 30, 2022, in-kind transactions associated with creations and redemptions for the Fund were $2,467,894 and $511,216, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended September 30, 2022. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended September 30, 2022 (estimated), was as follows:

Distributions paid from:	September 30, 2022
Ordinary income	$12,590

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

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Constrained Capital ESG Orphans ETF

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Unaudited) (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a brokerdealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2022, Daniel Carlson resigned as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, was appointed Senior Vice President of the Trust, and continues to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich was appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust.

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Constrained Capital ESG Orphans ETF

EXPENSE EXAMPLE For the Period Ended September 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which is from May 17, 2022 (commencement of operations) to September 30, 2022. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2022 to September 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 17, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period May 17, 2022 – September 30, 2022(1)
Actual	$1,000.00	$889.20	$2.66

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period April 1, 2021 – September 30, 2022(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(1)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.75%, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period from May 17, 2022 to September 30, 2022, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

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Constrained Capital ESG Orphans ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 14, 2022 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Constrained Capital ESG Orphans ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index, the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. large blend fund category. The Board also considered that the Fund was also compared to a peer group of ETFs prepared by the Adviser that the Adviser considered to be a representative sample of peer group competitors for the Fund.

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Constrained Capital ESG Orphans ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

17

Constrained Capital ESG Orphans ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Constrained Capital ESG Orphans ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

The Fund commenced operations on May 17, 2022 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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Constrained Capital ESG Orphans ETF

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 867-5309 or by accessing the Fund’s website at www.constrainedcapitaletfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (800) 867-5309 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (800) 867-5309. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.constrainedcapitaletfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.constrainedcapitaletfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 867-5309. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.constrainedcapitaletfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Constrained Capital ESG Orphan ETF	ORFN	886364538

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 3, 2022

* Print the name and title of each signing officer under his or her signature.

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